6. RISKS (Tables)	12 Months Ended
Dec. 31, 2020
Risks
Schedule of exposure to the price risk

The Company estimates that provided all other variables remain constant, a 10% revaluation/(devaluation) of each market price would generate the following increase/(decrease) in the 2019 fiscal year’s income/(loss), before income tax in relation to financial assets at fair value through profit and loss detailed in Note 12.2 to these Consolidated Financial Statements:

	Increase of the result for the year
Financial assets	12.31.2020	12.31.2019
Shares	4	2
Government securities	21	11
Investment funds	9	24
Variation of the result of the year	34	37

Schedule of borrowings classified by interest rate

 The following chart shows the breakdown of the Company’s borrowings classified by interest rate and the currency in which they are denominated:

	12.31.2020	12.31.2019
Fixed interest rate:
Argentinian pesos	53	143
U.S dollar	1,318	1,687
Subtotal loans granted at a fixed interest rate	1,371	1,830

Floating interest rates:
Argentinian pesos	133	10
U.S dollar	82	64
Subtotal loans granted at a floating interest rate	215	74

Non interest accrued
Argentinian pesos	8	17
U.S dollar	20	26
Subtotal no interest accrued	28	43
Total borrowings	1,614	1,947

Schedule of expected credit loss on trade receivables and financial assets rates

The expected credit loss on trade receivables and financial assets as of December 31, 2020, 2019 and 2018 amounts to US$ 12 million, US$ 1 million and US$ 13 million, respectively and was determined based on credit loss rates calculated for days past due detailed below:

12.31.2020	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.35%	1.11%	5.74%	9.78%	11.23%	19.77%	20.87%	22.71%
Oil and Gas	0.49%	0.72%	5.96%	16.21%	16.23%	17.74%	17.76%	17.79%
Petrochemicals	0.02%	0.06%	0.72%	2.26%	9.95%	23.84%	19.14%	36.92%
Holding	12.58%	0.94%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

12.31.2019	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.10%	0.35%	1.99%	2.95%	4.03%	5.59%	9.79%	16.13%
Oil and Gas	0.53%	1.49%	9.45%	18.03%	18.50%	18.81%	18.90%	18.92%
Distribution of energy	3.00%	3.00%	8.00%	18.00%	20.00%	45.00%	72.00%	72.00%
Petrochemicals	0.39%	0.73%	6.88%	16.66%	25.32%	29.59%	30.97%	43.05%
Holding	1.85%	2.81%	6.84%	17.15%	26.77%	43.21%	49.89%	65.29%

12.31.2018	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.04%	0.09%	2.62%	3.39%	9.37%	13.56%	19.82%	28.88%
Oil and Gas	2.20%	4.42%	11.11%	20.42%	42.85%	47.32%	49.20%	56.32%
Distribution of energy	8.00%	8.00%	12.00%	19.00%	26.00%	59.00%	69.00%	69.00%
Petrochemicals	0.03%	0.08%	1.41%	4.98%	11.52%	20.36%	24.91%	25.24%
Holding	0.96%	1.25%	2.03%	2.85%	19.86%	26.41%	32.95%	32.97%

Schedule of loss allowance for financial assets and other receivables

The loss allowance for financial assets and other receivables adjustment as of January 1, 2018 for the application of the expected credit losses methodology to the loss allowance as of December 31, 2017, based on the incurred loss model, is detailed as follows:

	Financial assets	Other receivables
Loss allowance under IAS 39 as of 12.31.2017	22	7
Adjustment to the opening balance of retained earnings	4	(1)
Loss allowance calculated under IFRS 9 as of 01.01.2018	26	6

Schedule of liquidity index

The determination of the Company’s liquidity index for fiscal years ended December 31, 2020 and 2019 is detailed below:

	12.31.2020	12.31.2019

Current assets	948	1,362
Current liabilities	448	854

Index	2.12	1.59

Schedule of financial liabilities contractual undiscounted cash flows maturity

The amounts shown in the table are the contractual undiscounted cash flows.

As of December 31, 2020	Trade receivables	Trade and other payables (1)	Borrowings
Less than three months	244	-	82
Three months to one year	3	116	228
One to two years	-	7	111
Two to five years	-	3	645
More than five years	-	6	1,145
Total	247	132	2,211

As of December 31, 2019	Trade receivables	Trade and other payables (1)	Borrowings
Less than three months	495	-	95
Three months to one year	5	454	188
One to two years	8	11	288
Two to five years	-	70	834
More than five years	-	9	1,233
Total	508	544	2,638

(1) Includes Lease Liabilities (see Note 18.1.2)

Schedule of financial leverage ratios

Financial leverage ratios as at December 31, 2020 and 2019 were as follows:

	12.31.2020	12.31.2019
Total borrowings	1,614	1,947
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(466)	(590)
Net debt	1,148	1,357
Total capital attributable to owners	2,576	3,274
Leverage ratio	44.57%	41.45%